Non-cash items (Tables)	12 Months Ended
Aug. 31, 2021
Non-cash Items
Schedule of Non-cash items

Year ended August 31,	2021	2020	2019
Depreciation	$286	$220	$266
Write-off of mineral properties and deferred exploration costs	-	-	16,705
Loss on derivative in gold bullion loans	-	595	823
Gain on derivative warrant liabilities	(6,232)	(291)	-
Change in fair value of convertible debentures	901	(50)	-
Share based payments	2,933	3,228	178
Accretion on asset retirement obligation	134	6	9
Interest accretion	-	584	746
Foreign exchange	50	(180)	11
Forgiveness of interest	(35)	-	-
Shares issued for interest on loans	-	584	499
Total Non-cash items	$(1,963)	$4,696	$19,237